UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.92%	$ 1,000.00	$ 1,111.70	$ 4.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.29	$ 4.62

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.6	8.0
Microsoft Corp.	3.7	0.1
Google, Inc. Class A	2.4	3.6
Altria Group, Inc.	2.2	0.0
Motorola Solutions, Inc.	2.0	1.5
The Coca-Cola Co.	1.8	0.6
Home Depot, Inc.	1.7	0.0
QUALCOMM, Inc.	1.7	1.9
Amazon.com, Inc.	1.6	1.5
Visa, Inc. Class A	1.5	0.0
	27.2
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.2	30.8
Consumer Discretionary	16.6	15.7
Health Care	12.2	10.6
Consumer Staples	11.4	9.9
Industrials	9.7	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 96.2%		Stocks 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	8.7%	** Foreign investments	8.5%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.2%
Johnson Controls, Inc.	90,100	$ 2,497
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	233,800	7,451
Buffalo Wild Wings, Inc. (a)	32,000	2,772
Chipotle Mexican Grill, Inc. (a)	7,400	2,812
Las Vegas Sands Corp.	160,085	6,962
McDonald's Corp.	85,878	7,603
Starbucks Corp.	56,170	2,995
		30,595
Household Durables - 1.2%
Ryland Group, Inc.	244,354	6,251
Toll Brothers, Inc. (a)	217,327	6,461
		12,712
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	76,552	17,481
Priceline.com, Inc. (a)	11,950	7,941
		25,422
Media - 2.3%
Comcast Corp. Class A	499,134	15,957
Discovery Communications, Inc. (a)	96,100	5,189
Time Warner, Inc.	99,654	3,837
		24,983
Multiline Retail - 0.7%
Dollar General Corp. (a)	141,844	7,715
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	242,800	4,790
AutoZone, Inc. (a)	16,800	6,168
Bed Bath & Beyond, Inc. (a)	108,100	6,681
Home Depot, Inc.	343,876	18,222
Limited Brands, Inc.	93,400	3,972
Lowe's Companies, Inc.	63,046	1,793
TJX Companies, Inc.	228,650	9,816
		51,442
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	99,229	5,803
Fossil, Inc. (a)	31,200	2,388
Michael Kors Holdings Ltd.	102,200	4,276
NIKE, Inc. Class B	8,561	751
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	90,100	$ 7,009
Under Armour, Inc. Class A (sub. vtg.) (a)	48,700	4,601
		24,828
TOTAL CONSUMER DISCRETIONARY		180,194
CONSUMER STAPLES - 11.4%
Beverages - 3.2%
Anheuser-Busch InBev SA NV	47,600	3,753
Dr Pepper Snapple Group, Inc.	137,448	6,013
PepsiCo, Inc.	88,171	6,230
The Coca-Cola Co.	247,000	19,313
		35,309
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	237,371	11,092
Wal-Mart Stores, Inc.	91,532	6,382
Whole Foods Market, Inc.	62,800	5,986
		23,460
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	103,700	2,259
Kraft Foods, Inc. Class A	144,133	5,566
		7,825
Household Products - 2.0%
Colgate-Palmolive Co.	100,917	10,505
Kimberly-Clark Corp.	103,381	8,660
Reckitt Benckiser Group PLC	42,700	2,250
		21,415
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	99,028	5,359
Tobacco - 2.8%
Altria Group, Inc.	699,234	24,159
Lorillard, Inc.	46,500	6,136
		30,295
TOTAL CONSUMER STAPLES		123,663
ENERGY - 4.5%
Energy Equipment & Services - 1.9%
Halliburton Co.	120,814	3,430
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	61,893	$ 3,988
Noble Corp.	101,100	3,289
Schlumberger Ltd.	147,075	9,547
		20,254
Oil, Gas & Consumable Fuels - 2.6%
Marathon Petroleum Corp.	143,040	6,425
Noble Energy, Inc.	52,800	4,478
Peabody Energy Corp.	84,082	2,062
Phillips 66 (a)	76,900	2,556
Royal Dutch Shell PLC Class A sponsored ADR	40,560	2,735
Valero Energy Corp.	44,500	1,075
Williams Companies, Inc.	305,720	8,811
		28,142
TOTAL ENERGY		48,396
FINANCIALS - 4.7%
Commercial Banks - 1.8%
City National Corp.	88,861	4,317
SunTrust Banks, Inc.	126,270	3,060
U.S. Bancorp	151,700	4,879
Wells Fargo & Co.	203,500	6,805
		19,061
Consumer Finance - 0.7%
Capital One Financial Corp.	62,388	3,410
SLM Corp.	259,920	4,083
		7,493
Real Estate Investment Trusts - 2.0%
American Tower Corp.	135,363	9,463
CBL & Associates Properties, Inc.	133,181	2,602
Digital Realty Trust, Inc. (d)	66,306	4,978
Equity Residential (SBI)	29,700	1,852
Extra Space Storage, Inc.	97,150	2,973
		21,868
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	127,738	2,090
TOTAL FINANCIALS		50,512
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.2%
Biotechnology - 4.4%
Achillion Pharmaceuticals, Inc. (a)(d)	223,000	$ 1,383
ADVENTRX Pharmaceuticals, Inc. (a)	684,564	349
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	271,977	7
Alkermes PLC (a)	46,900	796
Amgen, Inc.	196,200	14,330
ARIAD Pharmaceuticals, Inc. (a)	67,120	1,155
Biogen Idec, Inc. (a)	54,500	7,869
BioMarin Pharmaceutical, Inc. (a)	127,600	5,050
Dynavax Technologies Corp. (a)	470,500	2,033
Gilead Sciences, Inc. (a)	222,619	11,416
Theravance, Inc. (a)	76,436	1,698
Vertex Pharmaceuticals, Inc. (a)	24,900	1,392
		47,478
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	58,300	6,264
Covidien PLC	76,500	4,093
The Cooper Companies, Inc.	52,939	4,222
		14,579
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	181,300	7,134
Catalyst Health Solutions, Inc. (a)	37,600	3,513
Express Scripts Holding Co. (a)	169,600	9,469
Laboratory Corp. of America Holdings (a)	68,593	6,352
UnitedHealth Group, Inc.	86,200	5,043
WellPoint, Inc.	68,800	4,389
		35,900
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	16,000	1,589
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	65,700	2,654
Pharmaceuticals - 2.8%
Elan Corp. PLC sponsored ADR (a)	91,600	1,336
Eli Lilly & Co.	86,341	3,705
GlaxoSmithKline PLC sponsored ADR	59,200	2,698
Johnson & Johnson	55,000	3,716
Merck & Co., Inc.	144,053	6,014
Sanofi SA sponsored ADR	131,400	4,964
Valeant Pharmaceuticals International, Inc. (Canada) (a)	55,000	2,467
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	38,200	$ 905
Watson Pharmaceuticals, Inc. (a)	64,778	4,793
		30,598
TOTAL HEALTH CARE		132,798
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.3%
Raytheon Co.	47,600	2,694
Rockwell Collins, Inc.	60,100	2,966
Textron, Inc.	255,900	6,364
United Technologies Corp.	178,099	13,452
		25,476
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	127,272	2,369
Fluor Corp.	82,304	4,061
Quanta Services, Inc. (a)	400,040	9,629
		16,059
Electrical Equipment - 0.5%
Regal-Beloit Corp.	89,100	5,547
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	111,692	5,922
Danaher Corp.	75,566	3,935
		9,857
Machinery - 2.1%
Caterpillar, Inc.	15,400	1,308
Cummins, Inc.	69,700	6,755
Dover Corp.	85,095	4,562
Ingersoll-Rand PLC	151,050	6,371
Snap-On, Inc.	54,351	3,383
		22,379
Professional Services - 0.9%
Nielsen Holdings B.V. (a)	136,700	3,584
Qualicorp SA	446,400	3,903
Randstad Holding NV	93,200	2,733
		10,220
Road & Rail - 1.3%
Union Pacific Corp.	118,700	14,162
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Watsco, Inc.	22,568	$ 1,666
TOTAL INDUSTRIALS		105,366
INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 3.7%
Motorola Solutions, Inc.	451,227	21,709
QUALCOMM, Inc.	322,290	17,945
		39,654
Computers & Peripherals - 8.7%
Apple, Inc. (a)	160,487	93,727
Fusion-io, Inc.	23,900	499
		94,226
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	65,811	2,159
TE Connectivity Ltd.	105,976	3,382
		5,541
Internet Software & Services - 3.7%
Active Network, Inc. (a)	372,155	5,727
eBay, Inc. (a)	130,100	5,466
Facebook, Inc.:
Class A	67,500	2,101
Class B (a)(e)	49,257	1,380
Google, Inc. Class A (a)	43,703	25,351
		40,025
IT Services - 5.1%
Accenture PLC Class A	175,511	10,546
IBM Corp.	72,084	14,098
MasterCard, Inc. Class A	30,667	13,190
Virtusa Corp. (a)	119,800	1,599
Visa, Inc. Class A	129,300	15,985
		55,418
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV (Netherlands)	84,900	4,360
Avago Technologies Ltd.	158,300	5,683
Broadcom Corp. Class A	161,400	5,455
Cirrus Logic, Inc. (a)	55,400	1,655
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	231,147	$ 3,194
NXP Semiconductors NV (a)	294,915	6,857
		27,204
Software - 8.0%
Aspen Technology, Inc. (a)	127,700	2,956
BroadSoft, Inc. (a)	86,913	2,517
Citrix Systems, Inc. (a)	85,900	7,210
Microsoft Corp.	1,314,978	40,225
Oracle Corp.	394,334	11,712
Red Hat, Inc. (a)	82,200	4,643
salesforce.com, Inc. (a)	81,800	11,310
ServiceNow, Inc.	2,700	66
VMware, Inc. Class A (a)	65,325	5,947
		86,586
TOTAL INFORMATION TECHNOLOGY		348,654
MATERIALS - 4.0%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	54,522	4,402
Albemarle Corp.	55,245	3,295
Ashland, Inc.	96,446	6,685
Dow Chemical Co.	69,878	2,201
E.I. du Pont de Nemours & Co.	61,100	3,090
Eastman Chemical Co.	73,824	3,719
LyondellBasell Industries NV Class A	105,603	4,253
Monsanto Co.	63,567	5,262
Sigma Aldrich Corp.	67,800	5,012
		37,919
Metals & Mining - 0.5%
Commercial Metals Co.	450,754	5,698
TOTAL MATERIALS		43,617
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	110,079	$ 6,280
Vodafone Group PLC sponsored ADR	135,500	3,818
		10,098
TOTAL COMMON STOCKS (Cost $876,521)		1,043,298
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	39,585,126	39,585
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,447,150	6,447
TOTAL MONEY MARKET FUNDS (Cost $46,032)		46,032
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $922,553)		1,089,330
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,739)
NET ASSETS - 100%		$ 1,084,591
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,380,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,232
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	332
Total	$ 354
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 17,446	$ -	$ 17,058	$ -	$ -
Total	$ 17,446	$ -	$ 17,058	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 180,194	$ 180,194	$ -	$ -
Consumer Staples	123,663	119,910	3,753	-
Energy	48,396	48,396	-	-
Financials	50,512	50,512	-	-
Health Care	132,798	132,791	7	-
Industrials	105,366	105,366	-	-
Information Technology	348,654	342,914	5,740	-
Materials	43,617	43,617	-	-
Telecommunication Services	10,098	10,098	-	-
Money Market Funds	46,032	46,032	-	-
Total Investments in Securities:	$ 1,089,330	$ 1,079,830	$ 9,500	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,419) - See accompanying schedule: Unaffiliated issuers (cost $876,521)	$ 1,043,298
Fidelity Central Funds (cost $46,032)	46,032
Total Investments (cost $922,553)		$ 1,089,330
Receivable for investments sold		20,933
Receivable for fund shares sold		421
Dividends receivable		1,248
Distributions receivable from Fidelity Central Funds		7
Other receivables		39
Total assets		1,111,978

Liabilities
Payable for investments purchased	$ 19,323
Payable for fund shares redeemed	784
Accrued management fee	573
Other affiliated payables	197
Other payables and accrued expenses	63
Collateral on securities loaned, at value	6,447
Total liabilities		27,387

Net Assets		$ 1,084,591
Net Assets consist of:
Paid in capital		$ 853,650
Undistributed net investment income		2,349
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,815
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		166,777
Net Assets, for 14,590 shares outstanding		$ 1,084,591
Net Asset Value, offering price and redemption price per share ($1,084,591 ÷ 14,590 shares)		$ 74.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 7,175
Income from Fidelity Central Funds		354
Total income		7,529

Expenses
Management fee Basic fee	$ 3,149
Performance adjustment	687
Transfer agent fees	1,080
Accounting and security lending fees	185
Custodian fees and expenses	33
Independent trustees' compensation	4
Registration fees	38
Audit	28
Legal	2
Miscellaneous	7
Total expenses before reductions	5,213
Expense reductions	(51)	5,162
Net investment income (loss)		2,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	100,098
Other affiliated issuers	2,315
Foreign currency transactions	(41)
Futures contracts	(558)
Total net realized gain (loss)		101,814
Change in net unrealized appreciation (depreciation) on: Investment securities		9,881
Net gain (loss)		111,695
Net increase (decrease) in net assets resulting from operations		$ 114,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,367	$ (150)
Net realized gain (loss)	101,814	41,691
Change in net unrealized appreciation (depreciation)	9,881	(50,063)
Net increase (decrease) in net assets resulting from operations	114,062	(8,522)
Share transactions Proceeds from sales of shares	112,600	265,981
Cost of shares redeemed	(169,684)	(275,162)
Net increase (decrease) in net assets resulting from share transactions	(57,084)	(9,181)
Total increase (decrease) in net assets	56,978	(17,703)

Net Assets
Beginning of period	1,027,613	1,045,316
End of period (including undistributed net investment income of $2,349 and distributions in excess of net investment income of $18, respectively)	$ 1,084,591	$ 1,027,613
Other Information Shares
Sold	1,523	3,833
Redeemed	(2,299)	(3,980)
Net increase (decrease)	(776)	(147)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 66.87	$ 67.38	$ 56.25	$ 39.09	$ 70.72	$ 64.18
Income from Investment Operations
Net investment income (loss) E	.16	(.01)	.02	.21	.19	.07
Net realized and unrealized gain (loss)	7.31	(.50)	11.14	17.16	(31.63)	12.08
Total from investment operations	7.47	(.51)	11.16	17.37	(31.44)	12.15
Distributions from net investment income	-	-	(.03)	(.21)	(.18)	(.06)
Distributions from net realized gain	-	-	-	-	(.01)	(5.55)
Total distributions	-	-	(.03)	(.21)	(.19)	(5.61)
Net asset value, end of period	$ 74.34	$ 66.87	$ 67.38	$ 56.25	$ 39.09	$ 70.72
Total Return B,C	11.17%	(.76)%	19.84%	44.45%	(44.45)%	18.87%
Ratios to Average Net Assets F,H
Expenses before reductions	.92% A	.90%	.83%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.92% A	.90%	.83%	.81%	.83%	.83%
Expenses net of all reductions	.91% A	.89%	.83%	.80%	.82%	.83%
Net investment income (loss)	.42% A	(.01)%	.03%	.46%	.33%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,085	$ 1,028	$ 1,045	$ 818	$ 534	$ 1,138
Portfolio turnover rate G	229% A	82%	117%	141%	147%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Prior to February 1, 2007, the Fund operated under certain different investment policies. Accordingly, the Fund's historical performance may not represent its current investment policies.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,083
Gross unrealized depreciation	(16,844)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,239

Tax cost	$ 929,091

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (20,233)

The Fund intends to elect to defer to its fiscal year ending December 31, 2012 approximately $16,532 of losses recognized during the period November 1, 2011 to December 31, 2011.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period, the Fund recognized net realized gain (loss) of $(558) related to it's investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,242,980 and $1,318,252, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Semiannual Report

9. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $332, including $27 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51 for the period.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TRE-USAN-0812
1.787792.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2012